Loans payable (Tables)	12 Months Ended
Dec. 31, 2017
Loans Payable Tables
Schedule of loans payble
	As at December 31,
	2016	2017
	RMB’000	RMB’000

Loans payable to third parties	177,970	216,370
Loans payable to shareholders	22,500	10,000
Total	200,470	226,370